STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Increase (Decrease) in Members' Capital
Members' Capital	$ 543,069,764
Members' Capital (in Units)	505,619,472
Net Income (Loss)	(15,657,602)		(47,667,427)		(98,164,498)
Members' Capital	297,282,028		543,069,764
Members' Capital (in Units)	287,991,182		505,619,472
Class A
Increase (Decrease) in Members' Capital
Members' Capital	85,424,977		135,614,804		137,682,539
Members' Capital (in Units)	79,916,267		118,415,228		109,942,197
Subscriptions	1,762,136		6,563,991		43,711,467
Subscriptions (in Units)	1,650,030		5,787,314		36,161,964
Redemptions	(38,598,628)		(49,541,526)		(32,725,858)
Redemptions (in Units)	(36,646,942)		(44,286,275)		(27,688,933)
Net Income (Loss)	(2,012,621)		(7,212,292)		(13,053,344)
Members' Capital	46,575,864		85,424,977		135,614,804
Members' Capital (in Units)	44,919,355		79,916,267		118,415,228
Class C
Increase (Decrease) in Members' Capital
Members' Capital	362,231,029		617,955,947		688,642,500
Members' Capital (in Units)	343,220,887		541,061,830		545,907,287
Subscriptions	8,933,000		20,712,176		132,685,075
Subscriptions (in Units)	8,543,047		18,344,112		109,176,693
Redemptions	(147,275,707)		(242,275,102)		(133,565,678)
Redemptions (in Units)	(143,029,944)		(216,185,055)		(114,022,150)
Net Income (Loss)	(12,326,390)		(34,161,992)		(69,805,950)
Members' Capital	211,561,932		362,231,029		617,955,947
Members' Capital (in Units)	208,733,990		343,220,887		541,061,830
Class D
Increase (Decrease) in Members' Capital
Members' Capital	26,839,468		45,258,044		50,284,160
Members' Capital (in Units)	20,632,689		32,964,610		34,000,711
Subscriptions	1,106,000		3,553,408		10,122,993
Subscriptions (in Units)	875,693		2,674,046		6,889,653
Redemptions	(14,965,007)		(20,416,658)		(11,252,683)
Redemptions (in Units)	(11,404,838)		(15,005,967)		(7,925,754)
Net Income (Loss)	(38,787)		(1,555,326)		(3,896,426)
Members' Capital	12,941,674		26,839,468		45,258,044
Members' Capital (in Units)	10,103,544		20,632,689		32,964,610
Class I
Increase (Decrease) in Members' Capital
Members' Capital	42,987,295		85,127,204		103,872,241
Members' Capital (in Units)	37,664,971		69,895,943		78,308,142
Subscriptions	1,292,872		1,830,831		9,556,684
Subscriptions (in Units)	1,118,369		1,484,387		7,441,738
Redemptions	(21,410,745)		(40,047,438)		(19,721,881)
Redemptions (in Units)	(18,994,239)		(33,715,359)		(15,853,937)
Net Income (Loss)	(873,266)		(3,923,302)		(8,579,840)
Members' Capital	21,996,156		42,987,295		85,127,204
Members' Capital (in Units)	19,789,101		37,664,971		69,895,943
Class D1
Increase (Decrease) in Members' Capital
Members' Capital	13,615,676	[1]	25,007,612	[1]	46,930,446	[1]
Members' Capital (in Units)	11,727,979	[1]	20,409,402	[1]	35,556,370	[1]
Subscriptions	420,391	[1]			711,112	[1]
Subscriptions (in Units)	375,761	[1]			546,379	[1]
Redemptions	(14,047,447)	[1]	(10,510,076)	[1]	(19,802,857)	[1]
Redemptions (in Units)	(12,103,740)	[1]	(8,681,423)	[1]	(15,693,347)	[1]
Net Income (Loss)	11,380	[1]	(881,860)	[1]	(2,831,089)	[1]
Members' Capital			13,615,676	[1]	25,007,612	[1]
Members' Capital (in Units)			11,727,979	[1]	20,409,402	[1]
Class M
Increase (Decrease) in Members' Capital
Members' Capital	11,971,319	[2]	152,151	[2]
Members' Capital (in Units)	12,456,679	[2]	150,000	[2]
Subscriptions	518,000	[2]	12,443,306	[2]	150,000	[2]
Subscriptions (in Units)	534,816	[2]	13,026,897	[2]	150,000	[2]
Redemptions	(7,864,999)	[2]	(691,483)	[2]
Redemptions (in Units)	(8,546,303)	[2]	(720,218)	[2]
Net Income (Loss)	(417,918)	[2]	67,345	[2]	2,151	[2]
Members' Capital	4,206,402	[2]	11,971,319	[2]	152,151	[2]
Members' Capital (in Units)	4,445,192	[2]	12,456,679	[2]	150,000	[2]
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital	543,069,764		909,115,762		1,027,411,886
Members' Capital (in Units)	505,619,472		782,897,013		803,714,707
Subscriptions	14,032,399		45,103,712		196,937,331
Subscriptions (in Units)	13,097,716		41,316,756		160,366,427
Redemptions	(244,162,533)		(363,482,283)		(217,068,957)
Redemptions (in Units)	(230,726,006)		(318,594,297)		(181,184,121)
Net Income (Loss)	(15,657,602)		(47,667,427)		(98,164,498)
Members' Capital	$ 297,282,028		$ 543,069,764		$ 909,115,762
Members' Capital (in Units)	287,991,182		505,619,472		782,897,013

[1]	Units liquidated as of December 31, 2013.
[2]	Units issued on December 1, 2011.